Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 008	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	93-0256722
Plan number	008
Participant Contributions Transferred Late to Plan	$ 2,761
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	2,761
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0